Property and Equipment (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Depreciation	$ 0	$ 1,000	$ 2,000	$ 0